Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Actuarial Valuation of Plans
a)	Actuarial Valuation of Plans

(CAD$ in millions)	2018		2017
	Defined	Non-Pension	Defined	Non-Pension
	Benefit	Post-	Benefit	Post-
	Pension	Retirement	Pension	Retirement
	Plans	Benefit Plans	Plans	Benefit Plans
Defined benefit obligation
Balance at beginning of year	$2,224	$455	$2,106	$538
Current service cost	50	19	48	24
Past service costs arising from plan improvements	—	—	10	—
Benefits paid	(139)	(19)	(153)	(23)
Interest expense	73	17	79	22
Obligation experience adjustments	26	(30)	27	(22)
Effect from change in financial assumptions	(127)	(35)	119	25
Effect from change in demographic assumptions	4	(20)	—	(104)
Changes in foreign exchange rates	14	5	(12)	(5)

Balance at end of year	2,125	392	2,224	455
Fair value of plan assets
Fair value at beginning of year	2,510	—	2,342	—
Interest income	82	—	88	—
Return on plan assets, excluding amounts included in interest income	(84)	—	212	—
Benefits paid	(139)	(19)	(153)	(23)
Contributions by the employer	42	19	31	23
Changes in foreign exchange rates	12	—	(10)	—

Fair value at end of year	2,423	—	2,510	—

Funding surplus (deficit)	298	(392)	286	(455)

Less effect of the asset ceiling
Balance at beginning of year	44	—	58	—
Interest on asset ceiling	1	—	3	—
Change in asset ceiling	89	—	(17)	—

Balance at end of year	134	—	44	—

Net accrued retirement benefit asset (liability)	$164	$(392)	$242	$(455)

Represented by:
Pension assets (Note 14)	$254	$—	$339	$—
Accrued retirement benefit liability	(90)	(392)	(97)	(455)

Net accrued retirement benefit asset (liability)	$164	$(392)	$242	$(455)

Summary of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation

Weighted average assumptions used to calculate the defined benefit obligation at the end of each year are as follows:

	2018		2017
		Non-Pension		Non-Pension
	Defined	Post-	Defined	Post-
	Benefit	Retirement	Benefit	Retirement
	Pension	Benefit	Pension	Benefit
	Plans	Plans	Plans	Plans
Discount rate	3.78%	3.88%	3.36%	3.44%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions
c)	Sensitivity of the defined benefit obligation to changes in the weighted average assumptions:

	2018
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 12%	Increase by 14%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2017
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 15%	Increase by 17%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 2%	Decrease by 2%

Summary of Life Expectancies for Employee Retiring at Age 65

Assumptions regarding future mortality are set based on management’s best estimate in accordance with published mortality tables and expected experience. These assumptions translate into the following average life expectancies for an employee retiring at age 65:

	2018		2017
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.2 years	87.7 years	85.2 years	87.6 years
Retiring 20 years after the end of the reporting period	86.3 years	88.6 years	86.3 years	88.6 years

Summary of Defined Benefit Pension Plan Assets

The defined benefit pension plan assets at December 31, 2018 and 2017 are as follows:

(CAD$ in millions)	2018			2017
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$850	$—	35%	$1,184	$—	47%
Debt securities	$1,225	$—	51%	$935	$—	37%
Real estate and other	$91	$257	14%	$74	$317	16%